Significant Accounting Policies - Segment Reporting (Details) - segment	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting:
Number of operating segments	2	1	1
Number of reportable segments	2	1	1